Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying amounts and fair values of financial instruments
Derivative asset	$ 319	$ 4,023
Carrying Amount [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	639,281	599,805
Derivative asset	319	4,023
Derivative liabilities	48,967	98,487
Carrying Amount [Member] | Aircraft Acquisition Facility [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value		425,931
Carrying Amount [Member] | Nord LB Facility [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	490,717	569,909
Carrying Amount [Member] | BOS Facility [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	268,625	479,561
Carrying Amount [Member] | Term Loan [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	377,646
Carrying Amount [Member] | Other aircraft secured debt [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	276,143	216,395
Carrying Amount [Member] | Other secured debt [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value		34,509
Fair Value [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	587,795	491,468
Derivative asset	319	4,023
Derivative liabilities	48,967	98,487
Fair Value [Member] | Aircraft Acquisition Facility [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value		414,300
Fair Value [Member] | Nord LB Facility [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	490,717	569,909
Fair Value [Member] | BOS Facility [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	266,794	479,561
Fair Value [Member] | Term Loan [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	397,864
Fair Value [Member] | Other aircraft secured debt [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	275,122	216,395
Fair Value [Member] | Other secured debt [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value		$ 34,509